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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05685

Williamsburg Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP             One Post Office Square           Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end:      March 31, 2013

Date of reporting period:    December 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Consumer Discretionary - 14.1%
Amazon.com, Inc. (a)	14,733	$3,700,046
CarMax, Inc. (a)	145,122	5,447,880
General Motors Company (a)	124,015	3,575,353
Lowe's Companies, Inc.	93,816	3,332,344
McDonald's Corporation	40,530	3,575,151
News Corporation - Class A	125,841	3,213,979
Walt Disney Company (The)	69,238	3,447,360
		26,292,113
Consumer Staples - 13.3%
Anheuser-Busch InBev SA/NV - ADR	34,245	2,993,355
Dr. Pepper Snapple Group, Inc.	64,100	2,831,938
J.M. Smucker Company (The)	47,947	4,134,949
Nestle SA - ADR	39,018	2,542,803
PepsiCo, Inc.	46,101	3,154,691
Procter & Gamble Company (The)	37,814	2,567,193
Walgreen Company	78,790	2,916,018
Wal-Mart Stores, Inc.	53,372	3,641,572
		24,782,519
Energy - 11.2%
Chevron Corporation	35,547	3,844,053
Exxon Mobil Corporation	53,382	4,620,212
National Oilwell Varco, Inc.	51,715	3,534,720
Occidental Petroleum Corporation	40,104	3,072,367
Schlumberger Ltd.	41,383	2,867,428
Valero Energy Corporation	87,616	2,989,458
		20,928,238
Financials - 21.2%
American Tower Corporation	46,748	3,612,218
Aon plc	51,640	2,871,184
Bank of America Corporation	142,096	1,648,314
Berkshire Hathaway, Inc. - Class B (a)	51,126	4,586,002
Brookfield Asset Management, Inc. - Class A	144,424	5,293,140
Capital One Financial Corporation	68,407	3,962,817
Goldman Sachs Group, Inc. (The)	25,085	3,199,843
JPMorgan Chase & Company	68,028	2,991,191
Markel Corporation (a)	9,128	3,956,258
T. Rowe Price Group, Inc.	44,511	2,899,001
Wells Fargo & Company	129,994	4,443,195
		39,463,163

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Health Care - 6.2%
Johnson & Johnson	75,308	$5,279,091
Novo Nordisk A/S - ADR	20,050	3,272,361
WellPoint, Inc.	49,485	3,014,626
		11,566,078
Industrials - 8.3%
Danaher Corporation	67,792	3,789,573
Illinois Tool Works, Inc.	44,174	2,686,221
Stanley Black & Decker, Inc.	38,768	2,867,669
Union Pacific Corporation	22,405	2,816,756
United Technologies Corporation	40,819	3,347,566
		15,507,785
Information Technology - 17.9%
Accenture plc - Class A	54,399	3,617,534
Apple, Inc.	6,635	3,536,654
Automatic Data Processing, Inc.	48,265	2,751,588
Check Point Software Technologies Ltd. (a)	52,510	2,501,576
Fiserv, Inc. (a)	52,408	4,141,804
Google, Inc. - Class A (a)	4,279	3,035,394
International Business Machines Corporation	21,152	4,051,666
Microsoft Corporation	101,853	2,722,531
QUALCOMM, Inc.	47,820	2,965,796
Visa, Inc. - Class A	25,788	3,908,945
		33,233,488
Materials - 3.3%
Albemarle Corporation	52,693	3,273,289
Praxair, Inc.	25,291	2,768,100
		6,041,389

Total Common Stocks (Cost $130,307,496)		$177,814,773

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Value
iShares Nasdaq Biotechnology Index Fund (Cost $3,827,183)	27,032	$3,709,331

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $4,363,927)	4,363,927	$4,363,927

Total Investments at Value - 99.8% (Cost $138,498,606)		$185,888,031

Other Assets in Excess of Liabilities - 0.2%		423,810

Net Assets - 100.0%		$186,311,841

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Consumer Discretionary - 4.6%
Cracker Barrel Old Country Store, Inc.	32,130	$2,064,674
Darden Restaurants, Inc.	43,985	1,982,404
McDonald's Corporation	35,295	3,113,372
		7,160,450
Consumer Staples - 20.8%
Altria Group, Inc.	70,421	2,212,628
Anheuser-Busch InBev SA/NV - ADR	32,610	2,850,440
Archer-Daniels-Midland Company	83,800	2,295,282
Coca-Cola Company (The)	84,525	3,064,031
Diageo plc - ADR	20,705	2,413,789
Dr. Pepper Snapple Group, Inc.	52,612	2,324,398
H.J. Heinz Company	35,505	2,047,928
PepsiCo, Inc.	44,520	3,046,504
Philip Morris International, Inc.	35,080	2,934,091
Procter & Gamble Company (The)	34,865	2,366,985
Walgreen Company	96,220	3,561,102
Wal-Mart Stores, Inc.	48,267	3,293,258
		32,410,436
Energy - 11.8%
BP plc - ADR	54,335	2,262,509
Chevron Corporation	31,481	3,404,355
Linn Company, LLC	62,500	2,258,750
Marathon Petroleum Corporation	56,850	3,581,550
Royal Dutch Shell plc - Class B - ADR	53,630	3,801,831
Teekay Corporation	96,475	3,096,848
		18,405,843
Financials - 22.4%
Federated Investors, Inc. - Class B	112,187	2,269,543
Fidelity National Financial, Inc. - Class A	205,445	4,838,230
Hartford Financial Services Group, Inc.	107,470	2,411,627
JPMorgan Chase & Company	102,155	4,491,755
Sun Communities, Inc.	85,698	3,418,493
SunTrust Banks, Inc.	108,480	3,075,408
Travelers Companies, Inc. (The)	54,805	3,936,095
W.P. Carey, Inc.	65,054	3,392,566
Wells Fargo & Company	115,830	3,959,070
Weyerhaeuser Company	114,554	3,186,892
		34,979,679

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Value
Health Care - 8.0%
GlaxoSmithKline plc - ADR	77,075	$3,350,450
Johnson & Johnson	56,250	3,943,125
Merck & Company, Inc.	63,435	2,597,029
WellPoint, Inc.	43,165	2,629,612
		12,520,216
Industrials - 12.3%
3M Company	28,045	2,603,978
Eaton Corporation plc	57,912	3,138,830
General Electric Company	138,770	2,912,782
Illinois Tool Works, Inc.	37,370	2,272,470
Norfolk Southern Corporation	40,320	2,493,389
Raytheon Company	51,636	2,972,168
Watsco, Inc.	36,840	2,759,316
		19,152,933
Information Technology - 5.1%
Automatic Data Processing, Inc.	52,120	2,971,361
Intel Corporation	117,538	2,424,809
Microsoft Corporation	95,345	2,548,572
		7,944,742
Materials - 3.3%
Dow Chemical Company (The)	88,005	2,844,321
E.I. du Pont de Nemours and Company	50,675	2,278,855
		5,123,176
Telecommunication Services - 1.6%
Vodafone Group plc - ADR	103,180	2,599,104

Utilities - 2.0%
Dominion Resources, Inc.	59,635	3,089,093

Total Common Stocks (Cost $131,625,894)		$143,385,672

EXCHANGE-TRADED FUNDS - 2.9%	Shares	Value
SPDR® EURO STOXX 50® ETF (Cost $3,990,726)	131,385	$4,553,804

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 1.6%	Shares	Value
Tortoise Energy Infrastructure Corporation (Cost $2,518,580)	63,710	$2,420,343

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (a) (Cost $4,589,469)	4,589,469	$4,589,469

Total Investments at Value - 99.3% (Cost $142,724,669)		$154,949,288

Other Assets in Excess of Liabilities - 0.7%		1,116,627

Net Assets - 100.0%		$156,065,915

ADR	- American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Consumer Discretionary - 26.7%
CarMax, Inc. (a)	115,925	$4,351,824
Dollar Tree, Inc. (a)	65,810	2,669,254
Hanesbrands, Inc. (a)	53,010	1,898,818
International Game Technology	176,125	2,495,691
Lamar Advertising Company - Class A (a)	51,745	2,005,119
O'Reilly Automotive, Inc. (a)	35,190	3,146,690
Penn National Gaming, Inc. (a)	98,055	4,815,481
		21,382,877
Consumer Staples - 6.9%
Church & Dwight Company, Inc.	28,615	1,532,905
J.M. Smucker Company (The)	27,575	2,378,068
Walgreen Company	44,075	1,631,216
		5,542,189
Energy - 1.9%
CONSOL Energy, Inc.	47,655	1,529,726

Financials - 31.2%
American Tower Corporation	29,225	2,258,216
Aon plc	57,305	3,186,158
Brookfield Asset Management, Inc. - Class A	96,985	3,554,500
Capital One Financial Corporation	52,151	3,021,107
Fidelity National Financial, Inc. - Class A	65,045	1,531,810
Markel Corporation (a)	9,810	4,251,850
Safety Insurance Group, Inc.	43,315	1,999,854
Sun Communities, Inc.	67,840	2,706,138
SunTrust Banks, Inc.	87,920	2,492,532
		25,002,165
Health Care - 1.9%
Henry Schein, Inc. (a)	19,525	1,570,982

Industrials - 12.8%
Colfax Corporation (a)	77,640	3,132,774
Delta Air Lines, Inc. (a)	132,580	1,573,725
Pall Corporation	25,720	1,549,887
Rockwell Collins, Inc.	43,390	2,523,996
Watsco, Inc.	19,550	1,464,295
		10,244,677
Information Technology - 6.6%
Check Point Software Technologies Ltd. (a)	27,420	1,306,289

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Value
Information Technology - 6.6% (Continued)
Fiserv, Inc. (a)	26,150	$2,066,634
Intuit, Inc.	32,170	1,914,115
		5,287,038
Materials - 3.6%
Albemarle Corporation	47,070	2,923,988

Utilities - 2.8%
ITC Holdings Corporation	29,755	2,288,457

Total Common Stocks (Cost $65,580,839)		$75,772,099

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $2,303,790)	2,303,790	$2,303,790

Total Investments at Value - 97.3% (Cost $67,884,629)		$78,075,889

Other Assets in Excess of Liabilities - 2.7%		2,133,894

Net Assets - 100.0%		$80,209,783

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2012 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2012 by security type:

	Level 1	Level 2	Level 3	Total
Davenport Core Fund:
Common Stocks	$177,814,773	$-	$-	$177,814,773
Exchange-Traded Funds	3,709,331	-	-	3,709,331
Money Market Funds	4,363,927	-	-	4,363,927
Total	$185,888,031	$-	$-	$185,888,031

Davenport Value & Income Fund:
Common Stocks	$143,385,672	$-	$-	$143,385,672
Exchange-Traded Funds	4,553,804	-	-	4,553,804
Closed-End Funds	2,420,343	-	-	2,420,343
Money Market Funds	4,589,469	-	-	4,589,469
Total	$154,949,288	$-	$-	$154,949,288

Davenport Equity Opportunities Fund:
Common Stocks	$75,772,099	$-	$-	$75,772,099
Money Market Funds	2,303,790	-	-	2,303,790
Total	$78,075,889	$-	$-	$78,075,889

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by sector type.  As of December 31, 2012, the Funds did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Funds as of December 31, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2012:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund

Cost of portfolio investments	$138,830,294	$142,724,669	$67,924,419

Gross unrealized appreciation	$48,557,158	$15,084,840	$10,749,623
Gross unrealized depreciation	(1,499,421)	(2,860,221)	(598,153)

Net unrealized appreciation	$47,057,737	$12,224,619	$10,151,470

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost for Davenport Core Fund and Davenport Equity Opportunities Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  As of December 31, 2012, Davenport Equity Opportunities Fund had 26.7% and 31.2% of the value of its net assets invested in stocks within the Consumer Discretionary sector and the Financials sector, respectively.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Consumer Discretionary - 7.1%
Best Buy Company, Inc.	17,000	$201,450
H&R Block, Inc.	30,000	557,100
Kohl's Corporation (a)	9,000	386,820
Staples, Inc.	30,000	342,000
		1,487,370
Consumer Staples - 12.9%
Avon Products, Inc.	20,000	287,200
Coca-Cola Company (The)	5,000	181,250
ConAgra Foods, Inc. (a)	21,000	619,500
PepsiCo, Inc.	8,800	602,184
Procter & Gamble Company (The)	9,100	617,799
Sysco Corporation	12,000	379,920
		2,687,853
Energy - 10.7%
Chevron Corporation	5,700	616,398
ConocoPhillips	12,200	707,478
Occidental Petroleum Corporation	2,800	214,508
Royal Dutch Shell plc - Class A - ADR	10,000	689,500
		2,227,884
Financials - 15.4%
Bank of Hawaii Corporation	6,000	264,300
Bank of New York Mellon Corporation (The) (a)	20,000	514,000
BB&T Corporation (a)	10,000	291,100
JPMorgan Chase & Company	22,000	967,340
Manulife Financial Corporation	22,000	298,980
MetLife, Inc.	6,000	197,640
People's United Financial, Inc.	23,000	278,070
Travelers Companies, Inc. (The) (a)	5,501	395,082
		3,206,512
Health Care - 8.8%
Johnson & Johnson	10,400	729,040
Merck & Company, Inc.	12,800	524,032
Pfizer, Inc.	23,000	576,840
		1,829,912
Industrials - 14.5%
3M Company (a)	7,000	649,950
Avery Dennison Corporation (a)	16,000	558,720
Emerson Electric Company	9,500	503,120
General Electric Company	20,000	419,800
Koninklijke Philips Electronics N.V. - ADR	16,000	424,640

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Norfolk Southern Corporation	3,600	$222,624
R.R. Donnelley & Sons Company	26,000	234,000
		3,012,854
Information Technology - 14.8%
Applied Materials, Inc.	30,000	343,200
Cisco Systems, Inc.	24,800	487,320
Computer Sciences Corporation (a)	19,000	760,950
Dell, Inc.	22,300	225,899
Hewlett-Packard Company	25,000	356,250
Intel Corporation	16,000	330,080
Microsoft Corporation (a)	21,500	574,695
		3,078,394
Materials - 6.8%
E.I. du Pont de Nemours and Company	5,000	224,850
Nucor Corporation	11,000	474,980
Sealed Air Corporation	23,700	414,987
Sonoco Products Company	10,000	297,300
		1,412,117
Telecommunication Services - 2.1%
AT&T, Inc.	13,000	438,230

Utilities - 5.9%
American Electric Power Company, Inc. (a)	10,000	426,800
FirstEnergy Corporation	9,000	375,840
PPL Corporation	15,300	438,039
		1,240,679

Total Common Stocks (Cost $18,698,010)		$20,621,805

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $315,084)	315,084	$315,084

Total Investments at Value - 100.5% (Cost $19,013,094)		$20,936,889

Liabilities in Excess of Other Assets - (0.5%)		(97,472)

Net Assets - 100.0%		$20,839,417

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2012 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
3M Company,
04/20/2013 at $100	35	$2,835	$8,679
American Electric Power Company, Inc.,
05/18/2013 at $45	50	2,250	7,099
Avery Dennison Corporation,
07/20/2013 at $35	65	15,275	12,478
Bank of New York Mellon Corporation (The),
06/22/2013 at $27	86	10,062	8,770
BB&T Corporation,
01/19/2013 at $34	30	60	4,859
Computer Sciences Corporation,
06/22/2013 at $40	50	18,500	9,617
06/22/2013 at $45	50	8,750	8,349
01/18/2014 at $35	50	42,500	13,599
ConAgra Foods, Inc.,
06/22/2013 at $30	98	7,840	9,994
Kohl's Corporation,
04/20/2013 at $60	45	225	8,189
Microsoft Corporation,
01/19/2013 at $35	68	68	9,655
Travelers Companies, Inc. (The),
07/20/2013 at $78	55	8,800	11,236
		$117,165	$112,524

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

COMMON STOCKS - 78.5%	Shares	Value
Consumer Discretionary - 5.5%
Best Buy Company, Inc.	18,000	$213,300
H&R Block, Inc.	32,000	594,240
KB Home (a)	15,000	237,000
Kohl's Corporation	9,500	408,310
Staples, Inc.	31,000	353,400
		1,806,250
Consumer Staples - 6.5%
Archer-Daniels-Midland Company	16,000	438,240
Avon Products, Inc.	24,000	344,640
CVS Caremark Corporation	9,000	435,150
PepsiCo, Inc.	4,200	287,406
SUPERVALU, Inc.	44,000	108,680
Walgreen Company	6,000	222,060
Wal-Mart Stores, Inc.	4,500	307,035
		2,143,211
Energy - 10.0%
Baker Hughes, Inc.	11,000	449,240
Chevron Corporation	5,000	540,700
ConocoPhillips	12,500	724,875
Devon Energy Corporation	11,000	572,440
Occidental Petroleum Corporation	4,200	321,762
Royal Dutch Shell plc - Class A - ADR	10,000	689,500
		3,298,517
Financials - 15.5%
Bank of America Corporation	69,000	800,400
Bank of New York Mellon Corporation (The)	20,000	514,000
Comerica, Inc.	14,500	439,930
JPMorgan Chase & Company	26,000	1,143,220
Lincoln National Corporation	20,000	518,000
Manulife Financial Corporation	24,000	326,160
MetLife, Inc.	20,000	658,800
People's United Financial, Inc.	18,000	217,620
Travelers Companies, Inc. (The)	7,000	502,740
		5,120,870
Health Care - 6.5%
Johnson & Johnson	12,500	876,250
Merck & Company, Inc.	14,000	573,160
Pfizer, Inc.	28,000	702,240
		2,151,650

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.5% (Continued)	Shares	Value
Industrials - 10.4%
Avery Dennison Corporation	14,500	$506,340
FedEx Corporation (a)	5,400	495,288
General Electric Company	17,000	356,830
Ingersoll-Rand plc (a)	11,000	527,560
Koninklijke Philips Electronics N.V. - ADR	16,000	424,640
Lockheed Martin Corporation (a)	5,200	479,908
Masco Corporation (a)	12,500	208,250
Norfolk Southern Corporation	4,000	247,360
R.R. Donnelley & Sons Company	20,000	180,000
		3,426,176
Information Technology - 11.7%
Cisco Systems, Inc.	40,000	786,000
Computer Sciences Corporation (a)	20,000	801,000
Dell, Inc.	35,000	354,550
Flextronics International Ltd. (b)	35,000	217,350
Hewlett-Packard Company	29,000	413,250
Intel Corporation	10,000	206,300
Microsoft Corporation	29,000	775,170
Western Union Company (The)	23,000	313,030
		3,866,650
Materials - 6.7%
E.I. du Pont de Nemours and Company	12,000	539,640
Martin Marietta Materials, Inc. (a)	5,000	471,400
Nucor Corporation	8,000	345,440
Sealed Air Corporation	29,000	507,790
Sonoco Products Company	12,000	356,760
		2,221,030
Telecommunication Services - 1.5%
AT&T, Inc.	15,000	505,650

Utilities - 4.2%
American Electric Power Company, Inc.	10,000	426,800
Duke Energy Corporation	5,333	340,245
FirstEnergy Corporation	5,000	208,800
PPL Corporation	14,000	400,820
		1,376,665

Total Common Stocks (Cost $22,201,911)		$25,916,669

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 12.8%	Par Value	Value
Financials - 6.4%
American Express Company, 4.875%, due 07/15/2013	$750,000	$767,452
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	750,000	813,886
Prudential Financial, Inc., 3.00%, due 05/12/2016	500,000	527,906
		2,109,244
Industrials - 4.0%
Eaton Corporation, 5.95%, due 03/20/2014	750,000	796,641
Equifax, Inc., 4.45%, due 12/01/2014	500,000	527,185
		1,323,826
Information Technology - 2.4%
Analog Devices, Inc., 5.00%, due 07/01/2014	750,000	797,618

Total Corporate Bonds (Cost $4,096,436)		$4,230,688

MUNICIPAL BONDS - 0.9%	Par Value	Value
Wise Co., Virginia, Industrial Dev. Authority, Revenue, 1.70%, due 02/01/2017 (Cost $298,458)	$300,000	$297,105

MONEY MARKET FUNDS - 10.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)	3,274,091	$3,274,091
First American Government Obligations Fund, 0.00% (c)	278,640	278,640
Total Money Market Funds (Cost $3,552,731)		$3,552,731

Total Investments at Value - 103.0% (Cost $30,149,536)		$33,997,193

Liabilities in Excess of Other Assets - (3.0%)		(1,003,877)

Net Assets - 100.0%		$32,993,316

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2012 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Computer Sciences Corporation,
01/18/2014 at $35	50	$42,500	$13,599
FedEx Corporation,
01/19/2013 at $105	28	84	14,755
Ingersoll-Rand plc,
01/19/2013 at $50	15	450	3,752
KB Home,
01/19/2013 at $10	100	58,600	12,598
01/19/2013 at $16	50	2,700	6,349
Lockheed Martin Corporation,
01/19/2013 at $88	8	3,680	2,616
Martin Marietta Materials, Inc.,
01/19/2013 at $85	25	25,750	13,944
07/20/2013 at $95	25	19,000	14,674
Masco Corporation,
01/19/2013 at $15	60	10,200	5,819
		$162,964	$88,106

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2012 (Unaudited)

1.   Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund  (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, fixed income securities, including municipal bonds and corporate bonds held by FBP Appreciation & Income Opportunities Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of December 31, 2012 by security type:

FBP Equity & Dividend Plus Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$20,621,805	$-	$-	$20,621,805
Money Market Funds	315,084	-	-	315,084
Total	$20,936,889	$-	$-	$20,936,889

Other Financial Instruments:
Covered Call Options	$(117,165)	$-	$-	$(117,165)
Total	$(117,165)	$-	$-	$(117,165)

FBP Appreciation & Income Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$25,916,669	$-	$-	$25,916,669
Corporate Bonds	-	4,230,688	-	4,230,688
Municipal Bonds	-	297,105	-	297,105
Money Market Funds	3,552,731	-	-	3,552,731
Total	$29,469,400	$4,527,793	$-	$33,997,193

Other Financial Instruments:
Covered Call Options	$(162,964)	$-	$-	$(162,964)
Total	$(162,964)	$-	$-	$(162,964)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks, corporate and municipal bonds valued using Level 1 and Level 2 inputs by sector type.  As of December 31, 2012, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities held in the Funds as of December 31, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2012:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund

Cost of portfolio investments	$19,013,094	$30,201,268

Gross unrealized appreciation	$3,095,230	$6,127,100
Gross unrealized depreciation	(1,171,435)	(2,331,175)

Net unrealized appreciation	$1,923,795	$3,795,925

Net unrealized depreciation on
option contracts	$(4,641)	$(74,858)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for FBP Appreciation & Income Opportunities Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

COMMON STOCKS - 83.8%	Shares	Value
Consumer Discretionary - 9.3%
Comcast Corporation - Class A	30,000	$1,121,400
Darden Restaurants, Inc.	11,000	495,770
Home Depot, Inc. (The)	17,500	1,082,375
Johnson Controls, Inc.	18,600	571,020
McDonald's Corporation	7,000	617,470
NIKE, Inc. - Class B	12,000	619,200
Tractor Supply Company	7,000	618,520
Urban Outfitters, Inc. (a)	10,000	393,600
Walt Disney Company (The)	30,000	1,493,700
		7,013,055
Consumer Staples - 10.1%
Altria Group, Inc.	33,000	1,036,860
Anheuser-Busch InBev SA/NV - ADR	11,500	1,005,215
Coca-Cola Company (The)	25,000	906,250
Costco Wholesale Corporation	1,000	98,770
Kraft Foods Group, Inc.	8,278	376,401
McCormick & Company, Inc. - Non-Voting Shares	10,000	635,300
Mondelēz International, Inc. - Class A	24,836	632,573
Philip Morris International, Inc.	16,500	1,380,060
Procter & Gamble Company (The)	10,000	678,900
Whole Foods Market, Inc.	9,500	867,635
		7,617,964
Energy - 9.1%
Apache Corporation	2,489	195,386
BP plc - ADR	20,000	832,800
Chevron Corporation	10,000	1,081,400
ConocoPhillips	24,500	1,420,755
Phillips 66	12,250	650,475
Pioneer Natural Resources Company	8,000	852,720
Plains Exploration & Production Company (a)	6,000	281,640
Range Resources Corporation	10,000	628,300
Spectra Energy Corporation	5,000	136,900
TransCanada Corporation	16,000	757,120
		6,837,496
Financials - 12.3%
Aflac, Inc.	13,700	727,744
American Capital Ltd. (a)	12,990	155,880
American International Group, Inc. (a)	15,000	529,500

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.8% (Continued)	Shares	Value
Financials - 12.3% (Continued)
Bank of America Corporation	40,000	$464,000
Brookfield Asset Management, Inc. - Class A	21,000	769,650
Capital One Financial Corporation	8,000	463,440
Colonial Properties Trust	75,000	1,602,750
Cullen/Frost Bankers, Inc.	13,500	732,645
JPMorgan Chase & Company	25,000	1,099,250
Plum Creek Timber Company, Inc.	15,000	665,550
Protective Life Corporation	12,000	342,960
Rayonier, Inc.	12,000	621,960
U.S. Bancorp	10,700	341,758
Wells Fargo & Company	21,500	734,870
		9,251,957
Health Care - 10.3%
Abbott Laboratories	9,000	589,500
Alexion Pharmaceuticals, Inc. (a)	12,000	1,125,720
Cardinal Health, Inc.	13,315	548,312
CareFusion Corporation (a)	6,000	171,480
Cerner Corporation (a)	12,000	931,680
Elan Corporation plc - ADR (a)	6,500	66,365
Fresenius Medical Care AG & Company KGaA - ADR	12,000	411,600
Gilead Sciences, Inc. (a)	8,000	587,600
Pfizer, Inc.	20,000	501,600
Prothena Corporation plc (a)	159	1,162
Questcor Pharmaceuticals, Inc.	12,000	320,640
Regeneron Pharmaceuticals, Inc. (a)	2,300	393,461
Shire plc - ADR	5,000	460,900
Techne Corporation	10,000	683,400
Waters Corporation (a)	11,100	967,032
		7,760,452
Industrials - 8.8%
C.H. Robinson Worldwide, Inc.	3,000	189,660
Caterpillar, Inc.	10,350	927,153
Emerson Electric Company	15,000	794,400
General Dynamics Corporation	15,000	1,039,050
Ingersoll-Rand plc	10,000	479,600
Manitowoc Company, Inc. (The)	14,000	219,520
Norfolk Southern Corporation	10,000	618,400
Quanta Services, Inc. (a)	15,000	409,350
Stericycle, Inc. (a)	7,000	652,890

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.8% (Continued)	Shares	Value
Industrials - 8.8% (Continued)
United Technologies Corporation	15,500	$1,271,155
		6,601,178
Information Technology - 14.9%
Accenture plc - Class A	9,500	631,750
Adobe Systems, Inc. (a)	25,000	942,000
ADTRAN, Inc.	20,000	390,800
Apple, Inc.	3,505	1,868,270
Automatic Data Processing, Inc.	12,400	706,924
Broadridge Financial Solutions, Inc.	5,000	114,400
eBay, Inc. (a)	4,000	204,080
Google, Inc. - Class A (a)	1,000	709,370
International Business Machines Corporation	8,000	1,532,400
MasterCard, Inc. - Class A	3,000	1,473,840
Microsoft Corporation	5,000	133,650
NetApp, Inc. (a)	13,000	436,150
TE Connectivity Ltd.	12,000	445,440
Texas Instruments, Inc.	10,000	309,400
Visa, Inc. - Class A	8,500	1,288,430
		11,186,904
Materials - 2.9%
Dow Chemical Company (The)	20,000	646,400
Freeport-McMoRan Copper & Gold, Inc.	17,932	613,274
Praxair, Inc.	8,000	875,600
		2,135,274
Telecommunication Services - 2.7%
AT&T, Inc.	17,000	573,070
Telstra Corporation Ltd. - ADR	30,000	682,500
Verizon Communications, Inc.	18,000	778,860
		2,034,430
Utilities - 3.4%
Duke Energy Corporation	20,000	1,276,000
Southern Company (The)	18,000	770,580
Wisconsin Energy Corporation	14,000	515,900
		2,562,480

Total Common Stocks (Cost $41,299,012)		$63,001,190

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 8.3%	Shares	Value
EGShares Emerging Markets Consumer ETF	25,000	$666,000
iShares Russell 2000 Index Fund	12,000	1,011,480
Market Vectors Agribusiness ETF	26,000	1,371,760
ProShares Credit Suisse 130/30 ETF	7,000	460,810
Vanguard Growth ETF	9,000	640,890
Vanguard Mid-Cap ETF	25,400	2,092,452
Total Exchange-Traded Funds (Cost $5,146,303)		$6,243,392

EXCHANGE-TRADED NOTES - 2.7%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $1,843,715)	52,000	$1,999,920

WARRANTS - 0.0% (b)	Shares	Value
American International Group, Inc., 01/19/2021 at $45 (Cost $13,600)	800	$11,040

COMMERCIAL PAPER - 5.5%	Par Value	Value
U.S. Bancorp, discount, 0.02% (c), due 01/02/2013	$378,000	$378,000
U.S. Bank, N.A., discount, 0.02% (c), due 01/02/2013	3,755,000	3,754,998
Total Commercial Paper (Cost $4,132,998)		$4,132,998

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.09% (d) (Cost $612)	612	$612

Total Investments at Value - 100.3% (Cost $52,436,240)		$75,389,152

Liabilities in Excess of Other Assets - (0.3%)		(212,093)

Net Assets - 100.0%		$75,177,059

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

COMMON STOCKS - 83.5%	Shares	Value
Consumer Discretionary - 13.7%
BorgWarner, Inc. (a)	2,800	$200,536
Buffalo Wild Wings, Inc. (a)	2,400	174,768
Chico's FAS, Inc.	7,100	131,066
Coach, Inc.	5,825	323,346
Darden Restaurants, Inc.	2,275	102,534
Dollar Tree, Inc. (a)	4,200	170,352
Family Dollar Stores, Inc.	2,800	177,548
Gildan Activewear, Inc. - Class A	7,500	274,350
Guess?, Inc.	7,575	185,890
Hasbro, Inc.	2,525	90,647
Jarden Corporation	5,650	292,105
John Wiley & Sons, Inc. - Class A	1,800	70,074
Liberty Global, Inc. - Class A (a)	5,125	322,824
Nordstrom, Inc.	3,900	208,650
O'Reilly Automotive, Inc. (a)	4,775	426,981
Panera Bread Company - Class A (a)	1,600	254,128
PetSmart, Inc.	3,500	239,190
PVH Corporation	4,100	455,141
Ross Stores, Inc.	6,000	324,900
Service Corporation International	15,200	209,912
Tiffany & Company	3,475	199,257
True Religion Apparel, Inc.	8,600	218,612
Urban Outfitters, Inc. (a)	5,600	220,416
Vail Resorts, Inc.	2,700	146,043
VF Corporation	1,175	177,390
		5,596,660
Consumer Staples - 3.5%
Church & Dwight Company, Inc.	10,800	578,556
Green Mountain Coffee Roasters, Inc. (a)	650	26,884
Hormel Foods Corporation	12,000	374,520
J.M. Smucker Company (The)	4,700	405,328
Tyson Foods, Inc. - Class A	2,000	38,800
		1,424,088
Energy - 5.6%
Cameron International Corporation (a)	4,010	226,405
Cimarex Energy Company	3,250	187,622
Murphy Oil Corporation	3,740	222,717
Noble Corporation	5,360	186,635
NuStar Energy, L.P.	4,350	184,788

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.5% (Continued)	Shares	Value
Energy - 5.6% (Continued)
Peabody Energy Corporation	8,200	$218,202
Pioneer Natural Resources Company	2,680	285,661
Range Resources Corporation	3,500	219,905
Schlumberger Ltd.	3,134	217,155
Ultra Petroleum Corporation (a)	9,900	179,487
Valero Energy Corporation	4,950	168,894
		2,297,471
Financials - 14.1%
Alexander & Baldwin, Inc. (a)	3,000	88,110
Alleghany Corporation (a)	765	256,596
American Financial Group, Inc.	6,600	260,832
Annaly Capital Management, Inc.	12,200	171,288
Arch Capital Group Ltd. (a)	5,650	248,713
Arthur J. Gallagher & Company	6,750	233,887
Axis Capital Holdings Ltd.	5,000	173,200
Bank of Hawaii Corporation	6,000	264,300
Berkley (W.R.) Corporation	6,450	243,423
Colonial Properties Trust	30,000	641,100
Cullen/Frost Bankers, Inc.	4,400	238,788
Eaton Vance Corporation	8,500	270,725
Everest Re Group Ltd.	2,050	225,398
IntercontinentalExchange, Inc. (a)	1,850	229,048
Jones Lang LaSalle, Inc.	2,800	235,032
Kemper Corporation	6,200	182,900
Liberty Property Trust	5,680	203,174
NASDAQ OMX Group, Inc. (The)	9,500	237,595
New York Community Bancorp, Inc.	12,970	169,907
Old Republic International Corporation	21,400	227,910
Potlatch Corporation	6,941	272,018
Rayonier, Inc.	5,250	272,108
SEI Investments Company	10,000	233,400
Westamerica Bancorporation	4,370	186,118
		5,765,570
Health Care - 8.5%
Alexion Pharmaceuticals, Inc. (a)	1,200	112,572
Almost Family, Inc.	1,000	20,260
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	262,625
C.R. Bard, Inc.	1,000	97,740
Cantel Medical Corporation	3,000	89,190
Cerner Corporation (a)	1,700	131,988

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.5% (Continued)	Shares	Value
Health Care - 8.5% (Continued)
Charles River Laboratories International, Inc. (a)	3,000	$112,410
Chemed Corporation	1,000	68,590
Computer Programs & Systems, Inc.	1,800	90,612
Covance, Inc. (a)	4,000	231,080
Covidien plc	1,500	86,610
Edwards Lifesciences Corporation (a)	1,000	90,170
Ensign Group, Inc. (The)	3,000	81,570
Fresenius Medical Care AG & Company KGaA - ADR	4,400	150,920
Gilead Sciences, Inc. (a)	150	11,018
Hanger, Inc. (a)	4,000	109,440
Henry Schein, Inc. (a)	2,000	160,920
Illumina, Inc. (a)	1,000	55,590
Intuitive Surgical, Inc. (a)	200	98,074
Life Technologies Corporation (a)	2,891	141,890
Myriad Genetics, Inc. (a)	1,000	27,250
PSS World Medical, Inc. (a)	2,000	57,760
ResMed, Inc.	6,000	249,420
Shire plc - ADR	1,500	138,270
Techne Corporation	4,500	307,530
Teleflex, Inc.	4,000	285,240
Waters Corporation (a)	2,000	174,240
		3,442,979
Industrials - 13.8%
AMETEK, Inc.	13,400	503,438
C.H. Robinson Worldwide, Inc.	5,000	316,100
Deluxe Corporation	5,000	161,200
Donaldson Company, Inc.	12,000	394,080
Engility Holdings, Inc. (a)	500	9,630
Expeditors International of Washington, Inc.	6,000	237,300
Fastenal Company	9,950	464,565
Graco, Inc.	6,000	308,940
Jacobs Engineering Group, Inc. (a)	4,475	190,501
Joy Global, Inc.	2,000	127,560
L-3 Communications Holdings, Inc.	3,000	229,860
Manpower, Inc.	4,000	169,760
Matson, Inc.	3,000	74,160
MSC Industrial Direct Company, Inc. - Class A	5,000	376,900
Pentair Ltd.	2,400	117,960
Snap-on, Inc.	4,275	337,682

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.5% (Continued)	Shares	Value
Industrials - 13.8% (Continued)
SPX Corporation	5,000	$350,750
Stericycle, Inc. (a)	7,500	699,525
Timken Company	5,000	239,150
Waste Connections, Inc.	6,000	202,740
WESCO International, Inc. (a)	1,850	124,746
		5,636,547
Information Technology - 13.5%
ADTRAN, Inc.	8,000	156,320
Advent Software, Inc. (a)	8,000	171,040
Alliance Data Systems Corporation (a)	4,710	681,819
Arrow Electronics, Inc. (a)	8,600	327,488
Cognizant Technology Solutions Corporation - Class A (a)	3,000	222,150
Cree, Inc. (a)	4,820	163,784
Diebold, Inc.	5,000	153,050
DST Systems, Inc.	4,000	242,400
Harris Corporation	6,000	293,760
IAC/InterActiveCorporation	3,000	141,900
Integrated Device Technology, Inc. (a)	10,000	73,000
Jack Henry & Associates, Inc.	9,000	353,340
Lam Research Corporation (a)	6,000	216,780
Linear Technology Corporation	6,000	205,800
Microchip Technology, Inc.	5,000	162,950
National Instruments Corporation	12,000	309,720
NetApp, Inc. (a)	5,000	167,750
Polycom, Inc. (a)	8,000	83,680
Rackspace Hosting, Inc. (a)	4,000	297,080
Rovi Corporation (a)	6,000	92,580
SanDisk Corporation (a)	5,000	217,800
Solera Holdings, Inc.	4,000	213,880
Western Union Company (The)	12,400	168,764
Xilinx, Inc.	7,000	251,300
Zebra Technologies Corporation - Class A (a)	4,000	157,120
		5,525,255
Materials - 6.3%
Airgas, Inc.	4,000	365,160
Albemarle Corporation	8,000	496,960
Ashland, Inc.	3,000	241,230
Cabot Corporation	4,000	159,160
Martin Marietta Materials, Inc.	2,500	235,700

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.5% (Continued)	Shares	Value
Materials - 6.3% (Continued)
Packaging Corporation of America	5,000	$192,350
Scotts Miracle-Gro Company (The) - Class A	4,000	176,200
Sonoco Products Company	5,000	148,650
Steel Dynamics, Inc.	12,000	164,760
Valspar Corporation (The)	6,000	374,400
		2,554,570
Utilities - 4.5%
AGL Resources, Inc.	8,400	335,748
Great Plains Energy, Inc.	9,050	183,806
ONEOK, Inc.	12,000	513,000
Pepco Holdings, Inc.	7,900	154,919
SCANA Corporation	7,530	343,669
Vectren Corporation	10,600	311,640
		1,842,782

Total Common Stocks (Cost $22,389,264)		$34,085,922

EXCHANGE-TRADED FUNDS - 9.2%	Shares	Value
First Trust NYSE Arca Biotechnology Index Fund (a)	8,000	$367,600
Guggenheim Mid-Cap Core ETF	26,000	877,500
iShares Core S&P Mid-Cap ETF	9,355	951,403
iShares Nasdaq Biotechnology Index Fund	2,000	274,440
SPDR S&P Homebuilders ETF	1,625	43,225
Vanguard Mid-Cap ETF	15,000	1,235,700
Total Exchange-Traded Funds (Cost $3,112,632)		$3,749,868

EXCHANGE-TRADED NOTES - 2.5%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $980,004)	27,000	$1,038,420

COMMERCIAL PAPER - 5.3%	Par Value	Value
U.S. Bancorp, discount, 0.02% (b), due 01/02/2013	$2,027,000	$2,026,999
U.S. Bank, N.A., discount, 0.02% (b), due 01/02/2013	157,000	157,000
Total Commercial Paper (Cost $2,183,999)		$2,183,999

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (c)	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.09% (d) (Cost $819)	819	$819

Total Investments at Value - 100.5% (Cost $28,666,718)		$41,059,028

Liabilities in Excess of Other Assets - (0.5%)		(215,035)

Net Assets - 100.0%		$40,843,993

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.0%	Par Value	Value
Alabama Drinking Water Financing Auth., Rev.,
4.00%, due 08/15/2014	$250,000	$256,070
5.00%, due 08/15/2018	400,000	430,608
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	470,000	560,987
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/01/2017	250,000	280,135
3.75%, due 02/01/2018	200,000	226,128
Alabama State, GO,
5.00%, due 09/01/2015	300,000	301,140
5.00%, due 02/01/2016	575,000	627,969
5.00%, due 09/01/2016	300,000	301,140
5.00%, due 09/01/2017	300,000	307,140
Anniston, AL, Waterworks & Sewer Board, Water & Sewer, Rev.,
3.50%, due 06/01/2016	500,000	536,235
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2016	510,000	538,468
Athens, AL, Warrants,
4.00%, due 09/01/2018	300,000	346,296
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	379,981
5.00%, due 06/01/2020	350,000	435,491
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	230,154
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	604,415
Auburn, AL, Waterworks Board, Water Rev.,
5.00%, due 09/01/2014	205,000	218,657
Baldwin Co., AL, Board of Education, Capital Outlay School Warrants,
5.00%, due 07/01/2018	590,000	674,700
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	200,000	209,598

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.0% (Continued)	Par Value	Value
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	$320,000	$372,467
Birmingham, AL, Waterworks Board, Water Rev.,
5.00%, due 01/01/2017	400,000	456,832
3.625%, due 07/01/2018	250,000	275,517
Calera, AL, GO, Warrants,
3.00%, due 12/01/2016	250,000	267,620
3.00%, due 12/01/2017	410,000	442,579
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	482,104
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	290,000	292,938
Chelsea, AL, GO,
4.00%, due 05/01/2015	260,000	276,557
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	439,076
Florence, AL, Board of Education, Rev.,
3.00%, due 03/01/2016	500,000	529,055
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	312,915
3.50%, due 06/01/2017	515,000	557,364
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	335,740
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	822,386
4.00%, due 11/01/2019	225,000	263,362
4.50%, due 11/01/2019	250,000	277,797
Gadsden, AL, GO, School Warrants,
3.00%, due 08/01/2015	250,000	260,978
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2015	250,000	278,653
Homewood, AL, Special Tax School Warrants,
4.00%, due 04/01/2017	500,000	555,260

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.0% (Continued)	Par Value	Value
Hoover, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	$470,000	$544,876
4.00%, due 02/15/2021	245,000	283,955
4.00%, due 02/15/2022	250,000	287,537
Houston Co., AL, Board of Education, GO, Capital Outlay Warrants,
4.00%, due 12/01/2013	545,000	559,737
Houston Co., AL, GO,
4.75%, due 10/15/2016	500,000	532,060
Huntsville, AL, Electric Systems, Rev.,
4.00%, due 12/01/2013	300,000	310,107
3.00%, due 12/01/2016	375,000	406,290
Huntsville, AL, GO, Capital Improvement Warrants,
4.00%, due 03/01/2015	550,000	590,194
5.00%, due 11/01/2017,
Prerefunded 11/1/2013 @ 100	300,000	311,443
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2016	500,000	557,690
4.00%, due 09/01/2018	500,000	578,545
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	603,764
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	232,958
Mobile Co., AL, GO, Refunding and Improvement Warrants,
4.50%, due 08/01/2013	100,000	102,435
5.25%, due 08/01/2015,
Prerefunded 08/01/2014 @ 100	400,000	430,061
Montgomery, AL, GO, Warrants,
3.00%, due 11/01/2014	500,000	521,830
2.50%, due 04/01/2021	500,000	518,030
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	295,520

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.0% (Continued)	Par Value	Value
Morgan County, AL, Board of Education, Rev., Capital Outlay Warrants,
4.00%, due 03/01/2019	$250,000	$284,845
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	329,043
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	443,541
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	285,318
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2016	475,000	504,958
3.00%, due 06/01/2018	215,000	232,069
Orange Beach, AL, GO, Warrants,
4.00%, due 02/01/2018	200,000	226,370
5.00%, due 02/01/2019	240,000	291,406
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	310,329
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	663,114
Smiths, AL, Water & Sewer Auth., Rev.,
4.00%, due 06/01/2013	200,000	202,534
St. Clair Co., AL, GO,
4.00%, due 08/01/2013	145,000	147,717
4.00%, due 08/01/2014	205,000	215,117
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	500,000	560,705
Tuscaloosa, AL, Public Building Auth., Student Housing Rev.,
4.00%, due 07/01/2013	350,000	355,684
University of Alabama, AL, Rev.,
4.00%, due 10/01/2014	500,000	530,540
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	340,000	367,237
5.00%, due 07/01/2017	245,000	287,373
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	515,000	582,903

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.0% (Continued)	Par Value	Value
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	$240,000	$261,818
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	356,077

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $29,156,879)		$30,070,242

MONEY MARKET FUNDS - 4.8%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.05% (a) (Cost $1,509,319)	1,509,319	$1,509,319

Total Investments at Value - 100.8% (Cost $30,666,198)		$31,579,561

Liabilities in Excess of Other Assets - (0.8%)		(247,522)

Net Assets - 100.0%		$31,332,039

(a)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2012 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  Commercial paper held in the Funds is classified as Level 2 since it is valued at amortized cost which approximates the current fair value of the security and is not obtained from a quoted price in an active market.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2012, by security type:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$63,001,190	$-	$-	$63,001,190
Exchange-Traded Funds	6,243,392	-	-	6,243,392
Exchange-Traded Notes	1,999,920	-	-	1,999,920
Warrants	11,040	-	-	11,040
Commercial Paper	-	4,132,998	-	4,132,998
Money Market Funds	612	-	-	612
Total	$71,256,154	$4,132,998	$-	$75,389,152

The Government Street Mid-Cap Fund:
Common Stocks	$34,085,922	$-	$-	$34,085,922
Exchange-Traded Funds	3,749,868	-	-	3,749,868
Exchange-Traded Notes	1,038,420	-	-	1,038,420
Commercial Paper	-	2,183,999	-	2,183,999
Money Market Funds	819	-	-	819
Total	$38,875,029	$2,183,999	$-	$41,059,028

The Alabama Tax Free Bond Fund:
Municipal Bonds	$-	$30,070,242	$-	$30,070,242
Money Market Funds	1,509,319	-	-	1,509,319
Total	$1,509,319	$30,070,242	$-	$31,579,561

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type.  As of December 31, 2012, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds as of December 31, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2012:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Tax cost of portfolio investments	$52,436,240	$28,666,718	$30,666,198

Gross unrealized appreciation	$23,989,657	$13,214,232	$957,174
Gross unrealized depreciation	(1,036,745)	(821,922)	(43,811)

Net unrealized appreciation	$22,952,912	$12,392,310	$913,363

4.  Concentration of Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the state of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

COMMON STOCKS - 65.7%	Shares	Value
Consumer Discretionary - 9.4%
Comcast Corporation - Class A	5,700	$213,066
Discovery Communications, Inc. - Class A (a)	2,300	146,004
Dollar Tree, Inc. (a)	6,200	251,472
Macy's, Inc.	6,200	241,924
McDonald's Corporation	2,000	176,420
TJX Companies, Inc. (The)	5,500	233,475
Viacom, Inc. - Class B	5,000	263,700
Yum! Brands, Inc.	3,200	212,480
		1,738,541
Consumer Staples - 6.8%
CVS Caremark Corporation	5,400	261,090
Kimberly-Clark Corporation	1,400	118,202
Kroger Company (The)	11,200	291,424
PepsiCo, Inc.	4,000	273,720
Sysco Corporation	4,400	139,304
Wal-Mart Stores, Inc.	2,400	163,752
		1,247,492
Energy - 10.1%
Apache Corporation	3,200	251,200
Baker Hughes, Inc.	4,900	200,116
Chevron Corporation	2,000	216,280
Hess Corporation	5,050	267,448
Marathon Oil Corporation	8,500	260,610
Marathon Petroleum Corporation	2,500	157,500
Noble Corporation	7,200	250,704
Royal Dutch Shell PLC - Class A - ADR	3,700	255,115
		1,858,973
Financials - 8.8%
American Express Company	4,600	264,408
Ameriprise Financial, Inc.	4,600	288,098
BB&T Corporation	9,100	264,901
JPMorgan Chase & Company	6,700	294,599
MetLife, Inc.	7,800	256,932
PNC Financial Services Group, Inc.	4,500	262,395
		1,631,333
Health Care - 8.5%
Abbott Laboratories	3,500	229,250
Aetna, Inc.	6,400	296,320
AmerisourceBergen Corporation	6,200	267,716

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Health Care - 8.5% (Continued)
McKesson Corporation	2,300	$223,008
Thermo Fisher Scientific, Inc.	4,500	287,010
UnitedHealth Group, Inc.	4,900	265,776
		1,569,080
Industrials - 9.0%
Dover Corporation	5,600	367,976
Eaton Corporation PLC	5,300	287,260
General Dynamics Corporation	2,000	138,540
General Electric Company	13,000	272,870
Norfolk Southern Corporation	4,350	269,004
Ryder System, Inc.	6,400	319,552
		1,655,202
Information Technology - 13.1%
Apple, Inc.	1,175	626,310
Cisco Systems, Inc.	14,500	284,925
EMC Corporation (a)	9,500	240,350
Google, Inc. - Class A (a)	500	354,685
Intel Corporation	6,100	125,843
International Business Machines Corporation	900	172,395
Microsoft Corporation	4,400	117,612
Oracle Corporation	7,000	233,240
QUALCOMM, Inc.	4,400	272,888
		2,428,248

Total Common Stocks (Cost $8,370,372)		$12,128,869

U.S. TREASURY OBLIGATIONS - 6.3%	Par Value	Value
U.S. Treasury Notes - 6.3%
4.25%, 11/15/2014	$350,000	$375,991
4.25%, 11/15/2017	400,000	468,375
2.625%, 08/15/2020	175,000	192,172
2.125%, 08/15/2021	120,000	126,150
Total U.S. Treasury Obligations (Cost $1,056,423)		$1,162,688

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.1%	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.1%
5.25%, due 04/18/2016 (Cost $492,110)	$500,000	$578,333

CORPORATE BONDS - 13.6%	Par Value	Value
Consumer Discretionary - 1.1%
Anheuser-Busch Companies, Inc., 4.50%, due 04/01/2018	$100,000	$113,581
Comcast Corporation, 5.70%, due 07/01/2019	75,000	91,383
		204,964
Consumer Staples - 3.0%
Colgate-Palmolive Company, 1.95%, due 02/01/2023	100,000	97,255
General Mills, Inc., 5.70%, due 02/15/2017	150,000	176,264
PepsiCo, Inc., 4.65%, due 02/15/2013	200,000	201,094
Wal-Mart Stores, Inc., 4.25%, due 04/15/2021	75,000	87,100
		561,713
Energy - 0.6%
Shell International Finance B.V., 4.30%, due 09/22/2019	100,000	115,850

Financials - 5.2%
Aflac, Inc., 2.65%, due 02/15/2017	75,000	78,842
American Express Company, 4.875%, due 07/15/2013	150,000	153,490
BB&T Corporation, 2.15%, due 03/22/2017	60,000	62,057
JPMorgan Chase & Company, 3.40%, due 06/24/2015	110,000	116,056
Morgan Stanley, 5.30%, due 03/01/2013	250,000	251,366
Northern Trust Corporation, 4.625%, due 05/01/2014	150,000	158,072

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 13.6% (Continued)	Par Value	Value
Financials - 5.2% (Continued)
PNC Funding Corporation, 5.125%, due 02/08/2020	$110,000	$130,826
		950,709
Health Care - 2.3%
Amgen, Inc., 5.85%, due 06/01/2017	150,000	177,635
GlaxoSmithKline PLC, 5.65%, due 05/15/2018	200,000	243,609
		421,244
Information Technology - 0.5%
Cisco Systems, Inc., 4.95%, due 02/15/2019	71,000	84,051

Materials - 0.1%
E.I. du Pont de Nemours and Company, 5.875%, due 01/15/2014	26,000	27,441

Utilities - 0.8%
Virginia Electric & Power Company, 5.00%, due 06/30/2019	125,000	149,099

Total Corporate Bonds (Cost $2,356,375)		$2,515,071

MORTGAGE-BACKED SECURITIES - 3.1%	Par Value	Value
Federal Home Loan Mortgage Corporation - 0.9%
Pool #A43942, 5.50%, due 03/01/2036	$52,228	$56,518
Pool #A97047, 4.50%, due 02/01/2041	97,325	105,017
		161,535
Federal National Mortgage Association - 2.1%
Pool #618465, 5.00%, due 12/01/2016	32,055	34,765
Pool #684231, 5.00%, due 01/01/2018	47,066	51,045
Pool #255455, 5.00%, due 10/01/2024	71,057	78,083
Pool #255702, 5.00%, due 05/01/2025	101,505	111,287
Pool #808413, 5.50%, due 01/01/2035	107,182	116,825
		392,005

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 3.1% (Continued)	Par Value	Value
Government National Mortgage Association - 0.1%
Pool #781344, 6.50%, due 10/15/2031	$13,059	$14,887

Total Mortgage-Backed Securities (Cost $525,000)		$568,427

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 0.6%	Par Value	Value
Virginia State, Build America Bonds, Taxable, GO,
2.95%, due 06/01/2019 (Cost $99,922)	$100,000	$107,774

MONEY MARKET FUNDS - 2.5%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.09% (b) (Cost $458,785)	458,785	$458,785

Total Investments at Value - 94.9% (Cost $13,358,987)		$17,519,947

Other Assets in Excess of Liabilities - 5.1%		933,636

Net Assets - 100.0%		$18,453,583

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Consumer Discretionary - 14.0%
Comcast Corporation - Class A	11,700	$437,346
Discovery Communications, Inc. - Class A (a)	4,800	304,704
Dollar Tree, Inc. (a)	12,900	523,224
Macy's, Inc.	13,800	538,476
McDonald's Corporation	4,500	396,945
TJX Companies, Inc. (The)	12,000	509,400
Viacom, Inc. - Class B	9,900	522,126
Yum! Brands, Inc.	6,650	441,560
		3,673,781
Consumer Staples - 9.9%
CVS Caremark Corporation	11,000	531,850
Kimberly-Clark Corporation	2,900	244,847
Kroger Company (The)	22,700	590,654
PepsiCo, Inc.	9,000	615,870
Sysco Corporation	8,300	262,778
Wal-Mart Stores, Inc.	5,100	347,973
		2,593,972
Energy - 14.6%
Apache Corporation	6,500	510,250
Baker Hughes, Inc.	10,200	416,568
Chevron Corporation	4,100	443,374
Hess Corporation	10,200	540,192
Marathon Oil Corporation	17,200	527,352
Marathon Petroleum Corporation	5,000	315,000
Noble Corporation	15,300	532,746
Royal Dutch Shell PLC - Class A - ADR	7,800	537,810
		3,823,292
Financials - 12.6%
American Express Company	9,800	563,304
Ameriprise Financial, Inc.	8,500	532,355
BB&T Corporation	18,500	538,535
JPMorgan Chase & Company	13,700	602,389
MetLife, Inc.	16,000	527,040
PNC Financial Services Group, Inc.	9,300	542,283
		3,305,906

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Health Care - 12.3%
Abbott Laboratories	8,000	$524,000
Aetna, Inc.	13,200	611,160
AmerisourceBergen Corporation	12,000	518,160
McKesson Corporation	4,800	465,408
Thermo Fisher Scientific, Inc.	8,800	561,264
UnitedHealth Group, Inc.	9,800	531,552
		3,211,544
Industrials - 12.9%
Dover Corporation	11,200	735,952
Eaton Corporation PLC	10,600	574,520
General Dynamics Corporation	4,000	277,080
General Electric Company	28,900	606,611
Norfolk Southern Corporation	8,700	538,008
Ryder System, Inc.	12,800	639,104
		3,371,275
Information Technology - 19.7%
Apple, Inc.	2,500	1,332,575
Cisco Systems, Inc.	27,000	530,550
EMC Corporation (a)	21,500	543,950
Google, Inc. - Class A (a)	1,100	780,307
Intel Corporation	12,200	251,686
International Business Machines Corporation	2,000	383,100
Microsoft Corporation	9,100	243,243
Oracle Corporation	15,000	499,800
QUALCOMM, Inc.	9,500	589,190
		5,154,401

Total Common Stocks (Cost $17,830,857)		$25,134,171

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.09% (b) (Cost $261,238)	261,238	$261,238

Total Investments at Value - 97.0% (Cost $18,092,095)		$25,395,409

Other Assets in Excess of Liabilities - 3.0%		775,577

Net Assets - 100.0%		$26,170,986

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.1%	Par Value	Value
Arlington Co., Virginia, GO,
4.10%, due 11/01/2018	$500,000	$528,925
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	520,000	582,634
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	809,823
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	877,020
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030	250,000	291,152
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017,
prerefunded 07/01/2016 @ 100	500,000	576,270
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	472,336
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027	400,000	480,448
Hampton, Virginia, GO,
5.00%, due 04/01/2020,
prerefunded 04/01/2015 @ 100	500,000	550,870
5.00%, due 04/01/2025	500,000	617,055
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	282,740
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	425,015
5.00%, due 05/01/2022	430,000	520,425
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	563,600
James City, Virginia, Service Authority, Water & Sewer, Revenue,
5.125%, due 01/15/2017	1,000,000	1,011,900
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	577,410
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	500,000	553,575

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.1% (Continued)	Par Value	Value
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	$625,000	$776,544
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	312,247
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	572,650
Norfolk, Virginia, GO,
4.50%, due 06/01/2015	500,000	528,195
Portsmouth, Virginia, Series A, GO,
5.00%, due 04/01/2016	250,000	274,190
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	245,766
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	612,805
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014, ETM	715,000	764,900
5.25%, due 07/15/2014	285,000	303,368
Richmond, Virginia, Public Improvement, Series A, GO,
5.00%, due 03/01/2024	280,000	346,329
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM	1,000,000	1,083,800
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	375,555
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	523,000
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	542,245
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	289,158

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.1% (Continued)	Par Value	Value
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	$250,000	$300,115
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	250,000	311,900
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	634,140
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 04/01/2017	500,000	541,670
5.00%, due 03/01/2019	250,000	304,210
4.00%, due 09/01/2026	500,000	562,815
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, Revenue,
5.00%, due 09/28/2015	500,000	560,460
Virginia Polytechnic Institute & State University, Revenue,
5.00%, due 06/01/2016	500,000	536,695
Virginia Small Business Financing Authority, Healthcare Facilities, Revenue,
5.00%, due 11/01/2017	250,000	292,680
Virginia State Commonwealth Transportation Board, Federal Transportation Grant Anticipation Notes, Series A, Revenue,
5.00%, due 03/15/2023	500,000	624,765
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,072,020
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	626,915
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	665,888
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	606,825

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 93.1% (Continued)	Par Value	Value
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	$500,000	$615,990
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	800,000	972,292
Virginia State, Series B, GO,
5.00%, due 06/01/2017	250,000	296,363

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $24,933,818)		$26,797,693

WASHINGTON, D.C. REVENUE BONDS - 2.1%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $507,394)	$500,000	$591,485

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
SPDR Nuveen Barclays Short Term Municipal Bond ETF (Cost $241,000)	10,000	$243,100

MONEY MARKET FUNDS - 3.1%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $903,971)	903,971	$903,971

Total Investments at Value - 99.1% (Cost $26,586,183)		$28,536,249

Other Assets in Excess of Liabilities - 0.9%		258,703

Net Assets - 100.0%		$28,794,952

ETM	- Escrowed to Maturity.

(a)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2012 (Unaudited)

1.	Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, fixed income securities, including municipal bonds, corporate bonds, and obligations of the U.S. Treasury and U.S. Government agencies, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2012, by security type:

	Level 1	Level 2	Level 3	Total

The Jamestown Balanced Fund:
Common Stocks	$12,128,869	$-	$-	$12,128,869
U.S. Treasury Obligations	-	1,162,688	-	1,162,688
U.S. Government Agency Obligations	-	578,333	-	578,333
Corporate Bonds	-	2,515,071	-	2,515,071
Mortgage-Backed Securities	-	568,427	-	568,427
Municipal Bonds	-	107,774	-	107,774
Money Market Funds	458,785	-	-	458,785
Total	$12,587,654	$4,932,293	$-	$17,519,947

The Jamestown Equity Fund:
Common Stocks	$25,134,171	$-	$-	$25,134,171
Money Market Funds	261,238	-	-	261,238
Total	$25,395,409	$-	$-	$25,395,409

The Jamestown Tax Exempt Virginia Fund:
Municipal Bonds	$-	$27,389,178	$-	$27,389,178
Exchange-Traded Funds	243,100	-	-	243,100
Money Market Funds	903,971	-	-	903,971
Total	$1,147,071	$27,389,178	$-	$28,536,249

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedules of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type.  As of December 31, 2012, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds as of December 31, 2012. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2012:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$13,406,341	$18,184,392	$26,586,183

Gross unrealized appreciation	$4,297,115	$7,591,306	$1,970,582
Gross unrealized depreciation	(183,509)	(380,289)	(20,516)

Net unrealized appreciation	$4,113,606	$7,211,017	$1,950,066

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia.  The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Williamsburg Investment Trust

By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary

Date	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP
Appreciation & Income Opportunities Fund)

Date	March 1, 2013

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government
Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	March 1, 2013

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Balanced Fund
and The Jamestown Equity Fund)

Date	March 1, 2013

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	March 1, 2013

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value &
Income Fund and Davenport Equity Opportunities Fund)

Date	March 1, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	March 1, 2013

* Print the name and title of each signing officer under his or her signature.